Consolidated Balance Sheets (Unaudited) - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Current Assets
Cash and cash equivalents	$ 271,645	$ 1,139,191
Restricted cash	1,805	5,047
Short-term investment	44,198	43,733
Loans receivable		400,000
Accounts receivable
Inventory, net	211,108	840,557
Advances to suppliers	4,596	720,518
Other receivables and other current assets	50,567,571	1,516,331
Assets related to discontinued operation		823,349
Total Current Assets	55,478,004	10,471,777
Non-Current Assets
Property, plant and equipment, net	256,324	329,361
Intangible assets, net	11,683	11,828
Other non-current assets	78,359	22,625
Operating lease right of use asset	398,026	473,246
Assets related to discontinued operation		81,239
Total Non-Current Assets	744,392	918,299
Total Assets	56,222,396	11,390,076
Current Liabilities
Accruals and other payables	1,963,674	1,843,384
Accounts payable	331	328
Taxes payable	2,795,181	2,686,879
Operating lease liabilities – current	165,594	160,013
Contract liability	190,989	971,525
Liability related to discontinued operation		1,002,961
Total Current Liabilities	5,733,986	6,728,526
Non-Current Liabilities
Operating lease liabilities - non-current	173,633	167,781
Deferred income	174,721	172,883
Liability related to discontinued operation		21,570
Total Non-Current Liabilities	348,354	362,234
Total Liabilities	6,082,340	7,090,760
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 135,301,969 shares issued and outstanding as of April 30, 2024 and 4,065,609 shares issued and outstanding as of October 31, 2023, respectively)	263,839	7,928
Additional paid-in capital	85,566,862	23,467,575
Statutory reserve	891,439	891,439
Accumulated deficit	(34,457,910)	(18,660,133)
Accumulated other comprehensive loss	(2,231,603)	(1,477,025)
Total equity attributable to Jiuzi Holdings, Inc.	50,032,627	4,229,784
Non-controlling interest	107,429	69,532
Total Equity	50,140,056	4,299,316
Total Liabilities and Shareholders’ Equity	56,222,396	11,390,076
Related Party
Current Assets
Loans receivable - related party	1,995,084	4,367,385
Accounts receivable - related party	1,207,752	158,197
Due from related parties	1,174,245	457,469
Current Liabilities
Accounts payable – related party	7,044	6,970
Due to related parties	598,581
Contract liability - related party	$ 12,592	$ 56,466